Loss per Share (Details) - Schedule of Loss Per Share - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loss per Share [Abstract]
Basic loss per share (in cents)	$ 3.04	$ 1.66	$ 1.25
a) Net loss used in the calculation of basic and diluted loss per share	$ 6,936,957	$ 3,786,507	$ 2,854,254
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic loss per share	227,860,641	227,798,346	227,579,684